Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2017 and 2016 are as follows:

	Cable and wire facilities	Central office equipment	Cellular facilities	Buildings and improvements	Vehicles, aircraft, furniture and other network equipment	Communi cations satellite	Information origination and termination equipment	Land and land improvements	Property under construction	Total
	(in million pesos)
As at December 31, 2015
Cost	187,195	112,867	177,118	27,162	53,797	966	12,962	3,441	57,410	632,918
Accumulated depreciation, impairment and amortization	(138,958)	(93,336)	(129,040)	(17,667)	(45,628)	(966)	(11,278)	(263)	—	(437,136)
Net book value	48,237	19,531	48,078	9,495	8,169	—	1,684	3,178	57,410	195,782
Year Ended December 31, 2016
Net book value at beginning of the year	48,237	19,531	48,078	9,495	8,169	—	1,684	3,178	57,410	195,782
Additions	3,419	357	19,225	374	3,358	—	674	7	15,668	43,082
Disposals/Retirements	(11)	(8)	(97)	(85)	(251)	—	—	(15)	(69)	(536)
Reclassifications (Note 13)	(2)	285	(196)	33	(594)	—	—	4	(219)	(689)
Transfers and others	6,315	3,189	10,660	332	1,258	—	963	3	(22,720)	—
Translation differences charged directly to cumulative translation adjustments	4	1	—	—	1	—	—	—	—	6
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	—	(2)
Depreciation and amortization	(9,932)	(4,687)	(13,278)	(1,225)	(4,268)	—	(1,063)	(2)	—	(34,455)
Net book value at end of the year	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188

As at December 31, 2016
Cost	196,652	115,461	202,581	25,914	55,973	966	14,596	3,440	50,070	665,653
Accumulated depreciation, impairment and amortization	(148,622)	(96,793)	(138,189)	(16,992)	(48,300)	(966)	(12,338)	(265)	—	(462,465)
Net book value	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188
Year Ended December 31, 2017
Net book value at beginning of the year	48,030	18,668	64,392	8,922	7,673	—	2,258	3,175	50,070	203,188
Additions (Note 4)	3,410	687	6,512	159	2,682	—	1,878	1	24,970	40,299
Disposals/Retirements	(8)	—	(123)	(38)	(316)	—	—	—	(134)	(619)
Reclassifications (Note 13)	5	3	—	3	(7)	—	—	14	(143)	(125)
Impairment losses recognized during the year (Note 5)	—	—	(389)	—	—	—	—	—	(3,524)	(3,913)
Transfers and others	7,612	3,945	8,031	1,285	1,959	—	1,343	3	(24,178)	—
Translation differences charged directly to cumulative translation adjustments	—	(1)	—	(1)	(4)	—	—	—	—	(6)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(2)	—	—	—	—	—	(2)
Depreciation and amortization	(11,594)	(5,340)	(28,242)	(1,274)	(4,106)	—	(1,357)	(2)		(51,915)
Net book value at end of the year	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907
As at December 31, 2017
Cost	207,220	119,642	209,504	27,076	58,964	—	17,595	3,458	47,061	690,520
Accumulated depreciation, impairment and amortization	(159,765)	(101,680)	(159,323)	(18,022)	(51,083)	—	(13,473)	(267)	—	(503,613)
Net book value	47,455	17,962	50,181	9,054	7,881	—	4,122	3,191	47,061	186,907

Summary of Estimated Useful Lives of Property and Equipment

The estimated useful lives of our property and equipment are estimated as follows:

Cable and wire facilities	10 – 15 years
Central office equipment	3 – 15 years
Cellular facilities	3 – 10 years
Buildings	25 years
Vehicles, aircraft, furniture and other network equipment	3 – 7 years
Information origination and termination equipment	3 – 5 years
Leasehold improvements	3 – 5 years
Land improvements	10 years